Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 3,735,609	$ (3,030,271)
Percent of Total	100.00%	100.00%
Australian dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 294,372	$ (231,212)
Percent of Total	7.88%	7.63%
British pound
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (49,045)	$ 883,289
Percent of Total	(1.31%)	(29.15%)
Canadian dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (73)	$ 41,534
Percent of Total		(1.37%)
Euro
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 519,737	$ (3,250,736)
Percent of Total	13.91%	107.28%
Hong Kong dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (72,275)	$ 54,865
Percent of Total	(1.93%)	(1.81%)
Japanese yen
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 156,912	$ 539,509
Percent of Total	4.20%	(17.80%)
Korean won
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (1,751)	$ 161,165
Percent of Total	(0.05%)	(5.32%)
Norwegian krone
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 70,510	$ (186,465)
Percent of Total	1.89%	6.15%
Polish zloty
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (11,972)	$ 52,304
Percent of Total	(0.32%)	(1.73%)
Singapore dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (3,056)	$ 8,342
Percent of Total	(0.08%)	(0.28%)
South African rand
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 13,553	$ 15,268
Percent of Total	0.36%	(0.50%)
Swedish krona
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 31,265	$ (168,244)
Percent of Total	0.84%	5.55%
Thai baht
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (254)
Percent of Total	(0.01%)
Turkish lira
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		$ (190,548)
Percent of Total		6.29%
U.S. dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,787,686	$ (759,342)
Percent of Total	74.62%	25.06%